SUBSEQUENT EVENTS (Details) In Millions, except Per Share data, unless otherwise specified	0 Months Ended			0 Months Ended
	Dec. 03, 2008	Feb. 12, 2014 Subsequent event USD ($)	Jan. 28, 2014 Subsequent event CAD	Jan. 13, 2014 Subsequent event Akasaba West Property CAD	Jan. 13, 2014 Subsequent event Akasaba West Property Minimum oz	Jan. 13, 2014 Subsequent event Akasaba West Property Maximum
Subsequent Events
Cash consideration paid to purchase property				5.0
Percentage of net smelter return production royalty the company has to pay				2.00%	2.00%
Percentage of net proceeds of production royalty the company has to pay						20.00%
Quantity of gold produced for payment of royalty					210,000
Right to purchase royalty interest in mining properties (as a percent)				50.00%
Cash consideration paid to purchase royalty interest				7.0
Warrant exercise period	5 years
Total consideration value			9.3
Payment of a quarterly cash dividend (in dollars per share)		$ 0.08